SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 94.1%
	Banks — 16.4%
	Banks — 16.4%
	China Merchants Bank Co. Ltd. Class A	11,942,141	$ 100,154,705
	Citigroup, Inc.	1,658,977	117,372,623
	ING Groep N.V.	4,422,406	58,416,695
	Intesa Sanpaolo SpA	28,373,760	78,374,140
	JPMorgan Chase & Co.	688,576	107,101,111
	Mitsubishi UFJ Financial Group, Inc.	17,318,988	93,551,687
	Ping An Bank Co. Ltd. Class A	24,956,290	87,366,037
			642,336,998
	Capital Goods — 12.1%
	Aerospace & Defense — 2.1%
	Safran S.A.	603,602	83,682,117
	Construction & Engineering — 3.7%
	Ferrovial S.A.	2,390,799	70,163,533
	Vinci S.A.	683,348	72,917,095
	Electrical Equipment — 5.3%
	ABB Ltd.	2,904,875	98,550,691
	Schneider Electric SE	484,596	76,239,224
[a]	Siemens Energy AG	1,134,380	34,192,219
	Machinery — 1.0%
	Kone OYJ Class B	481,223	39,257,984
			475,002,863
	Commercial & Professional Services — 1.9%
	Professional Services — 1.9%
	Recruit Holdings Co. Ltd.	1,422,883	70,058,689
[a]	Visional, Inc.	61,778	3,392,104
			73,450,793
	Consumer Durables & Apparel — 8.8%
	Household Durables — 1.7%
	Sony Group Corp.	690,105	67,181,111
	Textiles, Apparel & Luxury Goods — 7.1%
	adidas AG	303,532	112,976,725
	Kering S.A.	56,573	49,439,023
	LVMH Moet Hennessy Louis Vuitton SE	143,828	112,780,793
			342,377,652
	Diversified Financials — 2.3%
	Capital Markets — 2.3%
	CME Group, Inc.	420,210	89,370,263
			89,370,263
	Energy — 3.2%
	Oil, Gas & Consumable Fuels — 3.2%
	TotalEnergies SE	2,731,096	123,561,054
			123,561,054
	Food, Beverage & Tobacco — 3.1%
	Beverages — 2.9%
	Kweichow Moutai Co. Ltd. Class A	149,557	47,604,467
[a]	Wuliangye Yibin Co. Ltd. Class A	1,426,608	65,770,416
	Tobacco — 0.2%
	Swedish Match AB	1,102,221	9,399,293
			122,774,176
	Household & Personal Products — 1.3%
	Personal Products — 1.3%
	Shiseido Co. Ltd.	684,525	50,346,584
			50,346,584
	Insurance — 1.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Insurance — 1.0%
	Assicurazioni Generali SpA	1,896,334	$ 38,012,216
			38,012,216
	Materials — 9.8%
	Chemicals — 6.4%
	Air Liquide S.A.	368,641	64,544,565
	Linde plc	270,621	78,088,311
	Sika AG	332,437	108,686,509
	Construction Materials — 3.4%
	Anhui Conch Cement Co. Ltd. Class A	7,922,797	50,334,030
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	3,741,575	32,033,666
	CRH plc	963,538	48,742,766
			382,429,847
	Media & Entertainment — 5.8%
	Entertainment — 2.6%
	Nintendo Co. Ltd.	67,892	39,490,356
[a]	Walt Disney Co.	347,423	61,066,541
	Interactive Media & Services — 3.2%
	Tencent Holdings Ltd.	920,490	69,235,625
	Z Holdings Corp.	11,569,906	57,987,521
			227,780,043
	Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
	Pharmaceuticals — 3.0%
	AstraZeneca plc	574,787	69,038,779
	Roche Holding AG	125,718	47,359,102
			116,397,881
	Retailing — 0.8%
	Internet & Direct Marketing Retail — 0.8%
[a,b]	Meituan Class B	783,799	32,344,088
			32,344,088
	Semiconductors & Semiconductor Equipment — 3.9%
	Semiconductors & Semiconductor Equipment — 3.9%
	Infineon Technologies AG	2,058,209	82,538,440
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	578,463	69,508,114
			152,046,554
	Software & Services — 3.3%
	Information Technology Services — 3.3%
[a]	Amadeus IT Group S.A.	804,735	56,604,012
	Mastercard, Inc. Class A	193,440	70,623,009
			127,227,021
	Technology Hardware & Equipment — 6.5%
	Communications Equipment — 2.7%
	Telefonaktiebolaget LM Ericsson Class B	8,462,437	106,357,687
	Electronic Equipment, Instruments & Components — 1.9%
	Keyence Corp.	146,001	73,687,169
	Technology Hardware, Storage & Peripherals — 1.9%
	Samsung Electronics Co. Ltd.	1,056,941	75,740,478
			255,785,334
	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
[a]	Vantage Towers AG	1,383,718	44,562,602
			44,562,602
	Transportation — 4.8%
	Marine — 2.7%
	Kuehne + Nagel International AG	312,794	107,031,160
	Road & Rail — 2.1%
	Canadian Pacific Railway Ltd.	1,065,430	81,942,221

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
			188,973,381
	Utilities — 5.0%
	Electric Utilities — 3.8%
	Electricite de France S.A.	1,364,067	$ 18,632,939
	Enel SpA	6,929,320	64,351,174
	Iberdrola S.A.	5,291,187	64,496,984
	Multi-Utilities — 1.2%
	E.ON SE	4,114,191	47,583,938
			195,065,035
	Total Common Stock (Cost $2,566,058,568)		3,679,844,385
	Short-Term Investments — 7.2%
[c]	Thornburg Capital Management Fund	28,165,473	281,654,728
	Total Short-Term Investments (Cost $281,654,728)		281,654,728
	Total Investments — 101.3% (Cost $2,847,713,296)		$3,961,499,113
	Liabilities Net of Other Assets — (1.3)%		(52,412,232)
	Net Assets — 100.0%		$3,909,086,881

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $32,344,088, representing 0.83% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Equity Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/21	Dividend Income
Thornburg Capital Management Fund	$91,288,131	$951,596,777	$(761,230,180)	$-	$-	$281,654,728	$158,472